Service and Premier Shares | NORTHERN INSTITUTIONAL TREASURY PORTFOLIO
TREASURY PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing primarily in U.S. Treasury securities, securities guaranteed as to principal and interest by the U.S. government, and related repurchase agreements.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Service and Premier Shares NORTHERN INSTITUTIONAL TREASURY PORTFOLIO (USD $)	Service Shares	Premier Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Service and Premier Shares NORTHERN INSTITUTIONAL TREASURY PORTFOLIO		Service Shares	Premier Shares
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	none
Other Expenses		0.38%	0.64%
Administration Fees		0.10%	0.10%
Service Agent Fees		0.25%	0.50%
Other Operating Expenses		0.03%	0.04%
Total Annual Portfolio Operating Expenses		0.58%	0.84%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.12%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.46%	0.72%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2013. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Service and Premier Shares NORTHERN INSTITUTIONAL TREASURY PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares	47	174	312	714
Premier Shares	74	256	454	1,026

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in:

■	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);
■	Securities guaranteed as to principal and interest by the U.S. government (“Government Obligations”);
■	Repurchase agreements with counterparties collateralized fully by Treasury Obligations and Government Obligations; and
■	Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations, Government Obligations, and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

While the Portfolio expects to invest predominantly in the securities listed above, it also may invest in other “Eligible Securities” as defined by the Securities and Exchange Commission. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (b) are issued or guaranteed by, or otherwise allow a Portfolio to demand payment from, an issuer with those ratings. Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

In addition, during extraordinary market conditions and interest rate environments, some portion of the Portfolio’s total net assets may be uninvested. Such a strategy may be deemed advisable during periods where the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest rate is paid at all. In such cases, the Portfolio’s assets may be held in cash in the Portfolio’s custody account. Cash assets are not income-generating and therefore would impact the Portfolio’s current yield. During this time, the Portfolio may not achieve its investment objective.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year. There are no Service Shares or Premier Shares currently outstanding for the Portfolio. For this reason, the performance information shown below is only for Shares, which are offered in a separate Prospectus. Service Shares and Premier Shares would have similar annual returns when compared with Shares because Shares, Service Shares and Premier Shares are invested in the same portfolio of securities. The annual returns of Shares would differ from those of Service Shares and Premier Shares only to the extent that the classes do not have the same expenses.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.05% in the first quarter of 2009, and the lowest quarterly return was 0.00% in the fourth quarter of 2011.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns	Inception Date	1-Year	Since Inception
Service and Premier Shares NORTHERN INSTITUTIONAL TREASURY PORTFOLIO Shares	Nov. 05, 2008	0.02%	0.07%

The 7-day yield for Shares of the Portfolio as of December 31, 2011: 0.01%. For the current 7-day yield call 800-637-1380 or visit www.northernfunds.com/institutional.